UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Semiannual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2013

Eaton Vance

High Yield Municipal Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Performance1,2

Portfolio Managers Thomas M. Metzold, CFA and Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	–7.26%	–3.04%	3.66%	3.55%
Class A with 4.75% Maximum Sales Charge	—	—	–11.66	–7.63	2.65	3.05
Class B at NAV	08/07/1995	08/07/1995	–7.64	–3.79	2.89	2.80
Class B with 5% Maximum Sales Charge	—	—	–12.17	–8.41	2.57	2.80
Class C at NAV	06/18/1997	08/07/1995	–7.64	–3.75	2.89	2.79
Class C with 1% Maximum Sales Charge	—	—	–8.55	–4.68	2.89	2.79
Class I at NAV	05/09/2007	08/07/1995	–7.14	–2.67	3.94	3.71
Barclays Municipal Bond Index	—	—	–3.94%	–2.19%	5.06%	4.70%
Barclays High Yield Long (22+) Municipal Bond Index	—	—	–8.64	–0.90	6.31	6.26

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.96%	1.72%	1.71%	0.71%
Net			0.86	1.62	1.61	0.61

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			5.28%	4.51%	4.51%	5.54%
Taxable-Equivalent Distribution Rate			9.33	7.97	7.97	9.79
SEC 30-day Yield			4.41	3.88	3.88	4.89
Taxable-Equivalent SEC 30-day Yield			7.79	6.86	6.86	8.64

% Total Leverage[5]
Residual Interest Bond (RIB)						12.62%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	3.7%	BB	4.9%
AA	18.8	B	7.0
A	20.6	CCC	2.9
BBB	25.8	Not Rated	16.3

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled RIB transactions.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$927.40	$4.64	0.97%
Class B	$1,000.00	$923.60	$8.20	1.72%
Class C	$1,000.00	$923.60	$8.20	1.72%
Class I	$1,000.00	$928.60	$3.44	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.86	0.97%
Class B	$1,000.00	$1,016.30	$8.60	1.72%
Class C	$1,000.00	$1,016.30	$8.60	1.72%
Class I	$1,000.00	$1,021.20	$3.61	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

5

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 112.4%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$638	$541,701
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	850	838,321

		$1,380,022

Education — 2.1%
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	$800	$223,840
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	10,507,900
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,071,340

		$12,803,080

Electric Utilities — 1.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,695	$1,601,995
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,423,259
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,354,883
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,344,955

		$11,725,092

Escrowed / Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,658,530

		$2,658,530

General Obligations — 5.9%
Illinois, 5.25%, 7/1/30	$1,235	$1,241,583
Illinois, 5.25%, 7/1/31	390	390,877
Illinois, 5.50%, 7/1/33	770	781,719
Louisiana, 4.00%, 8/1/30(2)	5,200	5,124,236
Louisiana, 4.00%, 8/1/31(2)	5,200	5,088,876
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	6,480	6,858,238
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	3,015	2,323,871
Washington, 5.25%, 2/1/36(2)	10,000	10,682,800
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32(3)	3,855	4,228,280

		$36,720,480

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 1.3%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,525	$1,426,058
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	386	386,264
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	359	359,556
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	302	302,425
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	57	56,724
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	129	128,919
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	356	357,116
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	150	149,953
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	299	299,304
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	90	89,972
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	199	199,169
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	164	164,726
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,115	4,037,844

		$7,958,030

Hospital — 16.2%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$8,015	$8,108,856
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	913,073
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	879,156
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40(3)	6,555	6,661,978

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	$6,340	$7,706,207
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,575,120
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	5,035	1,078,144
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,225,991
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,213,315
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,511,655
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,514,400
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	7,596,542
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,373,489
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,098,920
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,780,961
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,550	2,298,366
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,268,117
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	5,708,160
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(5)	7,000	7,156,380
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,660	14,325,459
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	5,652,203
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33(5)	2,500	2,450,000

		$100,096,492

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,615,000
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,505	1,472,161
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	400	386,432
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	2,660	2,615,232

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	$1,180	$1,111,241
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	481,351
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(1)	2,000	1,119,420

		$11,800,837

Industrial Development Revenue — 16.8%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,735	$1,453,739
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,370	2,263,682
Alabama Industrial Development Authority, (Pine City Fiber Co.), Series 1993, (AMT), 6.45%, 12/1/23	6,325	6,331,957
Alabama Industrial Development Authority, (Pine City Fiber Co.), Series 1994, (AMT), 6.45%, 12/1/23	1,360	1,361,496
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	9,691,424
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,224,411
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,381,202
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	7,031,256
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,300	1,283,542
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	1,745	1,727,393
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,600	7,636,860
Louisiana Public Facilities Authority (Cleco Power LLC), 4.25%, 12/1/38	3,250	2,984,930
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,186,702
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	6,300	5,730,858
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,245	1,993,380
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	445	421,486
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	897,580
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	5,524,605
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	2,760	2,639,029

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	$8,285	$7,811,347
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,147,150
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,578,920
Niagara Area Development Corp., NY, (Covanta Energy), 5.25%, 11/1/42	3,745	3,303,539
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	4,309,668
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	8,199,672
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,443,700

		$103,559,528

Insured – Industrial Development Revenue — 1.3%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,259,783

		$8,259,783

Insured – Other Revenue — 3.1%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$4,909,852
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	4,044,100
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	3,523,361
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,611,065

		$19,088,378

Insured – Special Tax Revenue — 2.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$11,043,635
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	20,000	2,843,400
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,415	662,633

		$14,549,668

Insured – Student Loan — 2.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$5,860	$6,157,923
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,440	8,374,035

		$14,531,958

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 6.6%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$4,656,750
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	5,798,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,582,671
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	740,603
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	10,302,800
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	6,438,061
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47(3)	7,150	7,337,116
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	4,020,400

		$40,876,401

Lease Revenue / Certificates of Participation — 4.3%
Greenville County, SC, School District, 5.00%, 12/1/24(2)	$21,000	$23,446,080
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,765	2,941,020

		$26,387,100

Nursing Home — 0.5%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$925	$865,680
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,155	1,966,243

		$2,831,923

Other Revenue — 11.0%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,274,867
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,425,102
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	776,531
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,305	4,938,769
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,473,540
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	5,448,240
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2) (7)	7,200	7,394,328
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	9,405,200
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	840	782,754
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	3,005,775
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,367,020
Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,135	6,481,014

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	$3,355	$3,820,875
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	2,765	2,695,737
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,791,013
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,580	6,849,929

		$67,930,694

Senior Living / Life Care — 8.8%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$785,628
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	1,670	1,578,985
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	1,575	1,468,058
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	5,202,360
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	3,000	1,564,080
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,710,813
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	525,341
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	477,677
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	895,800
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	6,777,763
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	7,000	6,735,260
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,525,874
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	985	976,657
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,730	1,711,108
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,780	1,757,643
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	987,545
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,288,981
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(1)	3,475	346,666
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(1)	7,315	729,744

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	$530	$530,000
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,243,204
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,467,044
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	453,771
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,329,649
Tompkins County, NY, Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,118,108
Tompkins County, NY, Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,076,604
Warren County, OH, Health Care Facilities, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	1,000	1,001,080
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,582,475
Westchester County, NY, Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	850	825,087

		$54,673,005

Solid Waste — 0.9%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,615,217

		$5,615,217

Special Tax Revenue — 7.7%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,255	$1,117,063
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	55	42,559
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,167	4,767,523
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,165	2,623,975
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	1,210	1,251,297
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	670	691,963
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(2)	19,980	22,049,528
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	540	433,274
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	594,892
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	825	794,904
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	515,516

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	$1,005	$10
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	2,025,821
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,990	2,490,521
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	1,353	1,164,327
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	1,000	589,800
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(1)	3,650	1,038,681
University Square, FL, Community Development District, 5.875%, 5/1/38	1,805	1,733,251
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	3,886,484

		$47,811,389

Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$2,790	$2,449,285
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	3,735	3,993,201

		$6,442,486

Transportation — 14.4%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$601,036
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30(5)	2,085	2,170,381
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31(5)	3,215	3,304,570
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43(5)	3,025	2,945,503
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	4,430	4,445,594
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,236,120
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,515,794
North Texas Tollway Authority, (Special Projects System), 5.50%, 9/1/41(2)	10,000	10,727,000
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,540	5,376,459
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	507,870
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,005,233
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	655	672,344
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	1,600	1,627,072

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	$10,000	$9,376,100
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	4,980	4,909,931
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,479,260
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	10,847,442
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,036,209
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,046,142
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	2,068,598
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,191,696
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,836,240
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,104,410
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,114,058

		$89,145,062

Water and Sewer — 1.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,490	$1,352,503
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,580	2,365,008
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,485	4,110,996

		$7,828,507

Total Tax-Exempt Municipal Securities — 112.4% (identified cost $710,967,531)		$694,673,662

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 1.0%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$6,965	$6,150,165

		$6,150,165

Other Revenue — 0.2%
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	$1,481	$1,481,874

		$1,481,874

Total Taxable Municipal Securities — 1.2% (identified cost $8,571,236)		$7,632,039

Total Investments — 113.6% (identified cost $719,538,767)		$702,305,701

Other Assets, Less Liabilities — (13.6)%		$(84,136,057)

Net Assets — 100.0%		$618,169,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

At July 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	19.4%
New York	12.6%
Others, representing less than 10% individually	81.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2013, 14.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 6.2% of total investments.

(1)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $46,142,405 or 7.5% of the Fund’s net assets.

(5)	When-issued security.

(6)	Defaulted matured bond.

(7)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,594,328.

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2013
Investments, at value (identified cost, $719,538,767)	$702,305,701
Cash	20,994,738
Restricted cash*	875,000
Interest receivable	8,226,917
Receivable for investments sold	2,857,020
Receivable for Fund shares sold	1,391,707
Total assets	$736,651,083
Liabilities
Payable for floating rate notes issued	$91,845,000
Payable for investments purchased	2,557,986
Payable for when-issued securities	18,182,713
Payable for variation margin on open financial futures contracts	29,774
Payable for Fund shares redeemed	4,625,453
Distributions payable	484,677
Payable to affiliates:
Investment adviser fee	269,722
Distribution and service fees	196,515
Interest expense and fees payable	132,742
Accrued expenses	156,857
Total liabilities	$118,481,439
Net Assets	$618,169,644
Sources of Net Assets
Paid-in capital	$878,498,421
Accumulated net realized loss	(247,285,349)
Accumulated undistributed net investment income	2,195,779
Net unrealized depreciation	(15,239,207)
Net Assets	$618,169,644
Class A Shares
Net Assets	$341,178,006
Shares Outstanding	42,710,112
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.99
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.39
Class B Shares
Net Assets	$9,896,010
Shares Outstanding	1,242,864
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.96
Class C Shares
Net Assets	$128,686,601
Shares Outstanding	17,407,840
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.39
Class I Shares
Net Assets	$138,409,027
Shares Outstanding	17,309,561
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2013
Interest	$21,509,364
Total investment income	$21,509,364

Expenses
Investment adviser fee	$1,750,569
Distribution and service fees
Class A	499,135
Class B	63,060
Class C	774,568
Trustees’ fees and expenses	13,282
Custodian fee	111,611
Transfer and dividend disbursing agent fees	137,256
Legal and accounting services	60,220
Printing and postage	20,502
Registration fees	52,657
Interest expense and fees	382,339
Miscellaneous	61,634
Total expenses	$3,926,833
Deduct —
Reduction of custodian fee	$2,061
Total expense reductions	$2,061

Net expenses	$3,924,772

Net investment income	$17,584,592

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,865,301)
Financial futures contracts	1,428,523
Net realized loss	$(4,436,778)
Change in unrealized appreciation (depreciation) —
Investments	$(64,932,426)
Financial futures contracts	(329,792)
Net change in unrealized appreciation (depreciation)	$(65,262,218)

Net realized and unrealized loss	$(69,698,996)

Net decrease in net assets from operations	$(52,114,404)

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013
From operations —
Net investment income	$17,584,592	$34,997,830
Net realized loss from investment transactions and financial futures contracts	(4,436,778)	(4,786,754)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(65,262,218)	44,698,931
Net increase (decrease) in net assets from operations	$(52,114,404)	$74,910,007
Distributions to shareholders —
From net investment income
Class A	$(9,794,248)	$(19,357,383)
Class B	(262,071)	(795,352)
Class C	(3,220,036)	(6,624,499)
Class I	(4,029,566)	(7,464,322)
Total distributions to shareholders	$(17,305,921)	$(34,241,556)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$47,815,432	$126,685,379
Class B	140,233	383,870
Class C	8,101,981	33,034,684
Class I	28,834,354	87,235,591
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,271,619	15,738,852
Class B	211,121	598,710
Class C	2,451,877	4,644,623
Class I	3,270,959	6,055,559
Cost of shares redeemed
Class A	(90,491,932)	(135,548,463)
Class B	(2,212,714)	(3,692,603)
Class C	(32,992,221)	(27,638,412)
Class I	(39,353,772)	(65,506,925)
Net asset value of shares exchanged
Class A	2,008,628	6,409,319
Class B	(2,008,628)	(6,409,319)
Net increase (decrease) in net assets from Fund share transactions	$(65,953,063)	$41,990,865

Net increase (decrease) in net assets	$(135,373,388)	$82,659,316

Net Assets
At beginning of period	$753,543,032	$670,883,716
At end of period	$618,169,644	$753,543,032

Accumulated undistributed net investment income included in net assets
At end of period	$2,195,779	$1,917,108

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Statement of Cash Flows

Cash Flows From Operating Activities	Six Months Ended July 31, 2013 (Unaudited)
Net decrease in net assets from operations	$(52,114,404)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(124,027,878)
Investments sold	189,964,276
Net amortization/accretion of premium (discount)	(2,427,231)
Decrease in restricted cash	400,000
Decrease in interest receivable	842,483
Decrease in payable for variation margin on open financial futures contracts	(109,578)
Decrease in payable to affiliate for investment adviser fee	(30,490)
Decrease in payable to affiliate for distribution and service fees	(43,033)
Decrease in interest expense and fees payable	(16,207)
Decrease in accrued expenses	(33,171)
Net change in unrealized (appreciation) depreciation from investments	64,932,426
Net realized loss from investments	5,865,301
Net cash provided by operating activities	$83,202,494

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$85,709,337
Fund shares redeemed	(163,313,133)
Distributions paid, net of reinvestments	(3,188,448)
Proceeds from secured borrowings	13,100,000
Repayment of secured borrowings	(16,422,000)
Net cash used in financing activities	$(84,114,244)

Net decrease in cash	$(911,750)

Cash at beginning of period	$21,906,488

Cash at end of period	$20,994,738

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$14,205,576
Cash paid for interest and fees	398,546

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Financial Highlights

	Class A
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.830		$8.340	$7.410	$7.900	$6.440	$9.780

Income (Loss) From Operations
Net investment income(1)	$0.213		$0.434	$0.491	$0.472	$0.488	$0.504
Net realized and unrealized gain (loss)	(0.843)		0.481	0.894	(0.479)	1.452	(3.351)

Total income (loss) from operations	$(0.630)		$0.915	$1.385	$(0.007)	$1.940	$(2.847)

Less Distributions
From net investment income	$(0.210)		$(0.425)	$(0.455)	$(0.483)	$(0.480)	$(0.493)

Total distributions	$(0.210)		$(0.425)	$(0.455)	$(0.483)	$(0.480)	$(0.493)

Net asset value — End of period	$7.990		$8.830	$8.340	$7.410	$7.900	$6.440

Total Return(2)	(7.26	)%(3)	11.23%	19.34%	(0.35)%	31.04%	(29.94)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$341,178		$411,671	$376,496	$361,171	$481,346	$407,816
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.86	%(4)	0.86%	0.93%	0.99%	1.00%	0.97%
Interest and fee expense(5)	0.11	%(4)	0.10%	0.11%	0.12%	0.11%	0.35%
Total expenses before custodian fee reduction	0.97	%(4)	0.96%	1.04%	1.11%	1.11%	1.32%
Expenses after custodian fee reduction excluding interest and fees	0.86	%(4)	0.86%	0.93%	0.99%	1.00%	0.96%
Net investment income	4.99	%(4)	5.05%	6.35%	5.90%	6.72%	5.97%
Portfolio Turnover	17	%(3)	22%	19%	12%	22%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.800		$8.310	$7.390	$7.880	$6.430	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.181		$0.370	$0.433	$0.410	$0.432	$0.440
Net realized and unrealized gain (loss)	(0.844)		0.479	0.883	(0.477)	1.448	(3.336)

Total income (loss) from operations	$(0.663)		$0.849	$1.316	$(0.067)	$1.880	$(2.896)

Less Distributions
From net investment income	$(0.177)		$(0.359)	$(0.396)	$(0.423)	$(0.430)	$(0.424)

Total distributions	$(0.177)		$(0.359)	$(0.396)	$(0.423)	$(0.430)	$(0.424)

Net asset value — End of period	$7.960		$8.800	$8.310	$7.390	$7.880	$6.430

Total Return(2)	(7.64	)%(3)	10.42%	18.35%	(1.09)%	30.02%	(30.42)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,896		$14,919	$22,973	$31,380	$46,335	$46,123
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(4)	1.62%	1.68%	1.74%	1.76%	1.72%
Interest and fee expense(5)	0.11	%(4)	0.10%	0.11%	0.12%	0.11%	0.35%
Total expenses before custodian fee reduction	1.72	%(4)	1.72%	1.79%	1.86%	1.87%	2.07%
Expenses after custodian fee reduction excluding interest and fees	1.61	%(4)	1.62%	1.68%	1.74%	1.76%	1.71%
Net investment income	4.25	%(4)	4.34%	5.64%	5.14%	5.99%	5.23%
Portfolio Turnover	17	%(3)	22%	19%	12%	22%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.170		$7.720	$6.860	$7.310	$5.970	$9.050

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.341	$0.400	$0.380	$0.401	$0.408
Net realized and unrealized gain (loss)	(0.783)		0.442	0.827	(0.437)	1.339	(3.095)

Total income (loss) from operations	$(0.615)		$0.783	$1.227	$(0.057)	$1.740	$(2.687)

Less Distributions
From net investment income	$(0.165)		$(0.333)	$(0.367)	$(0.393)	$(0.400)	$(0.393)

Total distributions	$(0.165)		$(0.333)	$(0.367)	$(0.393)	$(0.400)	$(0.393)

Net asset value — End of period	$7.390		$8.170	$7.720	$6.860	$7.310	$5.970

Total Return(2)	(7.64	)%(3)	10.35%	18.44%	(1.02)%	29.92%	(30.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,687		$165,887	$146,788	$139,798	$162,425	$123,933
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(4)	1.61%	1.68%	1.73%	1.75%	1.72%
Interest and fee expense(5)	0.11	%(4)	0.10%	0.11%	0.12%	0.11%	0.35%
Total expenses before custodian fee reduction	1.72	%(4)	1.71%	1.79%	1.85%	1.86%	2.07%
Expenses after custodian fee reduction excluding interest and fees	1.61	%(4)	1.61%	1.68%	1.73%	1.75%	1.71%
Net investment income	4.24	%(4)	4.30%	5.60%	5.14%	5.95%	5.23%
Portfolio Turnover	17	%(3)	22%	19%	12%	22%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.840		$8.350	$7.420	$7.910	$6.440	$9.780

Income (Loss) From Operations
Net investment income(1)	$0.225		$0.455	$0.504	$0.486	$0.505	$0.520
Net realized and unrealized gain (loss)	(0.844)		0.482	0.900	(0.474)	1.461	(3.345)

Total income (loss) from operations	$(0.619)		$0.937	$1.404	$0.012	$1.966	$(2.825)

Less Distributions
From net investment income	$(0.221)		$(0.447)	$(0.474)	$(0.502)	$(0.496)	$(0.515)

Total distributions	$(0.221)		$(0.447)	$(0.474)	$(0.502)	$(0.496)	$(0.515)

Net asset value — End of period	$8.000		$8.840	$8.350	$7.420	$7.910	$6.440

Total Return(2)	(7.14	)%(3)	11.50%	19.60%	(0.12)%	31.48%	(29.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,409		$161,066	$124,627	$64,318	$27,780	$3,442
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61	%(4)	0.61%	0.68%	0.73%	0.74%	0.71%
Interest and fee expense(5)	0.11	%(4)	0.10%	0.11%	0.12%	0.11%	0.35%
Total expenses before custodian fee reduction	0.72	%(4)	0.71%	0.79%	0.85%	0.85%	1.06%
Expenses after custodian fee reduction excluding interest and fees	0.61	%(4)	0.61%	0.68%	0.73%	0.74%	0.70%
Net investment income	5.25	%(4)	5.29%	6.49%	6.10%	6.66%	6.57%
Portfolio Turnover	17	%(3)	22%	19%	12%	22%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $195,870,739 and deferred capital losses of $48,252,392 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2014 ($6,453,293), January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

20

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2013. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2013, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $91,845,000 and $140,088,261, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2013 was 0.06% to 0.11%. For the six months ended July 31, 2013, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $99,276,646 and 0.78% (annualized), respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2013.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

21

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to July 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2013, the investment adviser fee amounted to $1,750,569 or 0.49% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2013, EVM earned $5,562 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,094 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2013 amounted to $499,135 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2013, the Fund paid or accrued to EVD $47,295 and $580,926 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2013 amounted to $15,765 and $193,642 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2013, the Fund was informed that EVD received approximately $45,000, $5,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $135,951,556 and $190,495,174, respectively, for the six months ended July 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	5,545,814	14,609,849
Issued to shareholders electing to receive payments of distributions in Fund shares	969,124	1,830,088
Redemptions	(10,664,772)	(15,715,863)
Exchange from Class B shares	234,330	749,767

Net increase (decrease)	(3,915,504)	1,473,841

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	17,121	44,726
Issued to shareholders electing to receive payments of distributions in Fund shares	24,766	70,072
Redemptions	(259,111)	(431,682)
Exchange to Class A shares	(235,055)	(751,874)

Net decrease	(452,279)	(1,068,758)

Class C	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	1,011,813	4,162,312
Issued to shareholders electing to receive payments of distributions in Fund shares	310,313	583,536
Redemptions	(4,217,338)	(3,466,419)

Net increase (decrease)	(2,895,212)	1,279,429

Class I	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	3,355,425	10,095,198
Issued to shareholders electing to receive payments of distributions in Fund shares	382,910	703,073
Redemptions	(4,653,324)	(7,505,361)

Net increase (decrease)	(914,989)	3,292,910

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$627,020,618

Gross unrealized appreciation	$29,688,700
Gross unrealized depreciation	(43,698,617)

Net unrealized depreciation	$(14,009,917)

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2013.

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

9/13	225 U.S. 10-Year Treasury Note	Short	$(29,337,479)	$(28,448,438)	$889,041
9/13	168 U.S. Long Treasury Bond	Short	(23,627,318)	(22,522,500)	1,104,818

					$1,993,859

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2013 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative
Futures Contracts	$1,993,859	(1)	$—

Total	$1,993,859		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2013 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$1,428,523	(1)	$(329,792	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended July 31, 2013, which is indicative of the volume of this derivative type, was approximately $47,900,000.

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$694,673,662	$—	$694,673,662
Taxable Municipal Securities	—	7,632,039	—	7,632,039

Total Investments	$—	$702,305,701	$—	$702,305,701

Futures Contracts	$1,993,859	$—	$—	$1,993,859

Total	$1,993,859	$702,305,701	$—	$704,299,560

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2013

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Cynthia J. Clemson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

416-9/13	HYSRC

Eaton Vance

Tax-Advantaged Bond Strategies Funds

Semiannual Report

July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2013

Eaton Vance

Tax-Advantaged Bond Strategies Funds

Table of Contents

Performance and Fund Profile

Tax-Advantaged Bond Strategies Short Term Fund	2
Tax-Advantaged Bond Strategies Intermediate Term Fund	3
Tax-Advantaged Bond Strategies Long Term Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	42

Officers and Trustees	45

Important Notices	46

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	–1.50%	–1.06%	3.68%	3.51%
Class A with 2.25% Maximum Sales Charge	—	—	–3.76	–3.29	3.20	3.28
Class C at NAV	03/27/2009	12/31/1998	–1.88	–1.83	3.03	3.19
Class C with 1% Maximum Sales Charge	—	—	–2.86	–2.79	3.03	3.19
Class I at NAV	03/27/2009	12/31/1998	–1.38	–0.91	3.91	3.63
Barclays 5 Year Municipal Bond Index	—	—	–0.76%	0.10%	4.69%	4.15%
Barclays Municipal Managed Money 1-7 Year Bond Index	—	—	–0.83	–0.26	—	—

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	–3.63%	—	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–1.11	—	—
Class C After Taxes on Distributions		03/27/2009	12/31/1998	–3.14	—	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–1.03	—	—
Class I After Taxes on Distributions		03/27/2009	12/31/1998	–1.26	—	—
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.36	—	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.88%	1.63%	0.63%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				0.64%	—	0.89%
SEC 30-day Yield				0.53	–0.20	0.78

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2013

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	–3.84%	–2.84%	—	5.44%
Class A with 2.25% Maximum Sales Charge	—	—	–5.98	–4.99	—	4.76
Class C at NAV	02/01/2010	02/01/2010	–4.20	–3.70	—	4.65
Class C with 1% Maximum Sales Charge	—	—	–5.16	–4.65	—	4.65
Class I at NAV	02/01/2010	02/01/2010	–3.72	–2.59	—	5.72
Barclays Municipal Managed Money Intermediate 1-17 Year Bond Index	—	02/01/2010	–3.37%	–2.26%	5.00%	3.92%
Barclays 7 Year Municipal Bond Index	—	02/01/2010	–1.97	–0.69	5.41	4.54

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	–5.40%	—	4.55%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–2.31	—	3.89
Class C After Taxes on Distributions		02/01/2010	02/01/2010	–5.06	—	4.45
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–2.41	—	3.63
Class I After Taxes on Distributions		02/01/2010	02/01/2010	–3.01	—	5.52
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	–0.83	—	4.71

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.01%	1.76%	0.76%
Net				0.95	1.70	0.70

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.01%	0.18%	1.25%
SEC 30-day Yield				1.31	0.60	1.58

Fund Profile

Credit Quality (% of total investments)5

*Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2013

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	–6.78%	–4.45%	—	6.72%
Class A with 4.75% Maximum Sales Charge	—	—	–11.24	–8.98	—	5.25
Class C at NAV	02/01/2010	02/01/2010	–7.05	–5.09	—	5.94
Class C with 1% Maximum Sales Charge	—	—	–7.98	–5.98	—	5.94
Class I at NAV	02/01/2010	02/01/2010	–6.59	–4.13	—	6.99
Barclays Municipal Managed Money Long (10+) Year Bond Index	—	02/01/2010	–7.21%	–5.15%	5.47%	4.59%
Barclays 15 Year Municipal Bond Index	—	02/01/2010	–5.25	–3.27	5.68	4.91

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	–10.80%	—	4.36%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–3.87	—	4.26
Class C After Taxes on Distributions		02/01/2010	02/01/2010	–7.88	—	5.04
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–2.45	—	4.64
Class I After Taxes on Distributions		02/01/2010	02/01/2010	–6.05	—	6.08
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	–0.96	—	5.69

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.31%	2.07%	1.05%
Net				0.95	1.70	0.70

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.24%	1.43%	2.46%
SEC 30-day Yield				2.45	1.77	2.80

Fund Profile

Credit Quality (% of total investments)5

*Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Barclays Municipal Managed Money 1-7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays Municipal Managed Money Intermediate 1-17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Barclays Municipal Managed Money Long (10+) Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 10+ year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

For the Tax-Advantaged Bond Strategies Short Term Fund, performance prior to the inception date of each share class is that of a private investment partnership (the Predecessor Account). Performance shown prior to the inception of the share class is adjusted for any applicable sales charge, but not adjusted for expense differences between the Predecessor Account and each share class. If adjusted for such differences, the performance would be different. The Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the 1940 Act) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected. Performance presented in the financial highlights included in the financial statements is not linked.

After-Tax Returns are not shown for the Five Year and Ten Year periods because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.
[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement for Tax-Advantaged Bond Strategies Intermediate Term Fund and Tax-Advantaged Bond Strategies Long Term Fund that continues through 5/31/14. Without the reimbursement, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fees waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective July 3, 2013, Devin J. Cooch, CFA, became a portfolio manager of the Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund. He joined James H. Evans, CFA, and Brian C. Barney, CFA. Mr. Cooch has been managing the Fund since July 2013 and is a Vice President of Eaton Vance. Prior to joining Eaton Vance in 2009, Mr. Cooch was employed by M.D. Sass.

5

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$985.00	$4.43	0.90%
Class C	$1,000.00	$981.20	$8.11	1.65%
Class I	$1,000.00	$986.20	$3.20	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	0.90%
Class C	$1,000.00	$1,016.60	$8.25	1.65%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

6

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Fund Expenses — continued

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$961.60	$4.62	**	0.95%
Class C	$1,000.00	$958.00	$8.25	**	1.70%
Class I	$1,000.00	$962.80	$3.41	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class C	$1,000.00	$1,016.40	$8.50	**	1.70%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$932.20	$4.55	**	0.95%
Class C	$1,000.00	$929.50	$8.13	**	1.70%
Class I	$1,000.00	$934.10	$3.36	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class C	$1,000.00	$1,016.40	$8.50	**	1.70%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

7

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.3%

Security	Principal Amount (000’s omitted)	Value

Education — 5.8%
Colorado, (UCDHSC Fitzsimons Academic), 5.00%, 11/1/17	$1,000	$1,154,410
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	5,000	5,171,800
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,798,490
Missouri Health and Educational Facilities Authority, (Washington University), 5.50%, 6/15/16	1,000	1,136,320
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,499,095
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/19	750	869,655
Seminole County, FL, School Board, 5.00%, 7/1/20	1,710	1,964,756
University of Arkansas, 4.00%, 12/1/14	810	849,463
University of Arkansas, 4.00%, 12/1/15	670	720,692
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,098,324
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,179,654
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	410,312
University of North Carolina System, 5.00%, 5/1/18	1,365	1,578,745
University of Texas, 5.00%, 8/15/23	4,775	5,500,896
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,183,070
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21	860	1,012,194
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,103,469
Virginia Public School Authority, 5.00%, 1/15/19	2,000	2,349,580

		$50,580,925

Electric Utilities — 5.5%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	$735	$761,394
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	6,600	7,804,830
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,902,500
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,500	2,939,550
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/23	1,125	1,263,645
Municipal Electric Authority of Georgia, 5.00%, 1/1/20	7,000	8,112,370
Omaha, NE, Public Power District, 3.00%, 2/1/16	950	1,006,107
Salt River, AZ, Agricultural Improvements and Power District, 3.00%, 12/1/16	465	499,266

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	$8,660	$10,175,846
Southern California Public Power Authority, 5.00%, 7/1/20	8,005	9,281,878

		$47,747,386

Escrowed / Prerefunded — 3.4%
California, Prerefunded to 2/1/14, 5.00%, 2/1/33	$5,000	$5,120,800
Harris County, TX, Prerefunded to 10/1/18, 5.75%, 10/1/23	770	936,905
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	930,517
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	880,590
Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/14, 5.00%, 8/1/29	700	733,572
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/14, 5.25%, 9/1/29	1,000	1,054,370
New York, NY, Prerefunded to 10/15/13, 5.25%, 10/15/23	7,500	7,578,150
New York, NY, Series C, Prerefunded to 9/15/13, 5.25%, 9/15/33	5,155	5,186,961
North Carolina, Prerefunded to 3/1/15, 5.25%, 3/1/23	830	893,454
Ohio, Prerefunded to 3/15/14, 5.00%, 3/15/24	1,000	1,030,050
Ohio Water Development Authority, Pollution Control Revenue, Prerefunded to 6/1/14, 5.00%, 6/1/17	785	816,455
Orange County, NC, Prerefunded to 2/1/14, 4.25%, 2/1/20	1,420	1,449,110
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	1,000	1,188,980
San Benito, TX, Consolidated Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/20	1,095	1,123,382
Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	270	295,758

		$29,219,054

General Obligations — 40.8%
Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$340,000
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	743,558
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	723,961
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,067,583
Atlantic County, NJ, 2.50%, 10/1/14	730	749,513
Beaumont, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/14	420	424,192
Beaumont, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/15	740	770,333

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Bergen County, NJ, 3.25%, 11/1/16	$2,195	$2,366,144
Berks County, PA, 5.00%, 11/15/22	1,700	1,935,926
Brookhaven, NY, 2.00%, 1/15/17	1,000	1,034,680
Brown County, WI, 4.00%, 11/1/21	620	679,923
Caledonia, MI, Community Schools, 4.00%, 5/1/17	1,000	1,089,820
Carrollton-Farmers Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/21	1,785	2,109,906
Carrollton-Farmers Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/22	1,875	2,205,825
Cary, NC, 5.00%, 6/1/18	195	229,562
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	100	92,153
Clark County, WA, 5.00%, 12/1/18	685	801,162
Clark County, WA, Battleground School District No. 119, 4.00%, 12/1/20	1,000	1,113,070
Clark County, WA, Camas School District No. 117, 3.00%, 12/1/15	1,015	1,072,317
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,115,230
Comal County, TX, 4.00%, 2/1/18	1,200	1,328,580
Commonwealth of Pennsylvania, 5.00%, 2/15/18	865	1,005,424
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/14	380	378,408
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	289,743
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	155	121,703
Crowley, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/18	1,675	1,529,074
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	284,582
Dare County, NC, 3.00%, 6/1/15	695	725,976
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	130,030
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	486,205
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,096,760
Delaware, 5.00%, 7/1/22	1,565	1,819,516
Delaware, 5.00%, 7/1/23	1,000	1,156,700
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	812,765
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	130,578
El Camino, CA, Community College District, 0.00%, 8/1/17	1,390	1,296,092
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,058,133
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	96,653
El Dorado, CA, Union High School District, 0.00%, 8/1/20	30	23,757
El Dorado, CA, Union High School District, 0.00%, 8/1/21	125	92,953

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
El Dorado, CA, Union High School District, 0.00%, 8/1/22	$150	$104,064
Fitchburg, MA, 4.00%, 12/1/16	570	623,227
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	1,350	1,548,234
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	2,000	2,302,540
Fort Worth, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/14	500	513,035
Frisco, TX, 4.00%, 2/15/19	155	173,465
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,491,069
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,434
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,651
Gaston County, NC, 5.00%, 3/1/19	2,480	2,906,560
Georgia, 5.00%, 7/1/14	1,575	1,644,867
Georgia, 5.00%, 5/1/15	315	340,562
Georgia, 5.00%, 7/1/20	5,160	5,975,125
Georgia, 5.00%, 7/1/22	4,500	5,180,985
Georgia, 5.75%, 9/1/13	4,850	4,872,649
Georgia, 5.75%, 8/1/14	500	527,905
Gloucester County, NJ, 2.00%, 9/15/17	280	287,339
Grand Blanc, MI, Community Schools, 4.00%, 5/1/15	600	635,772
Grand Blanc, MI, Community Schools, 4.00%, 5/1/17	800	876,760
Grand Blanc, MI, Community Schools, 5.00%, 5/1/18	2,130	2,451,247
Guilford County, NC, Series A, 5.00%, 3/1/19	4,000	4,755,960
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,514,407
Guilford County, NC, Series C, 5.00%, 4/1/18	1,220	1,431,011
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,199,060
Gull Lake, MI, Community Schools, 4.00%, 5/1/17	1,260	1,377,520
Gull Lake, MI, Community Schools, 4.00%, 5/1/18	1,000	1,099,100
Gull Lake, MI, Community Schools, 4.00%, 5/1/19	1,295	1,424,927
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	1,465	1,691,504
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,985,080
Hartford County, CT, Metropolitan District, 5.00%, 2/1/19	1,515	1,783,670
Hays, TX, Consolidated Independent School District, (PSF Guaranteed), 5.00%, 8/15/21	1,165	1,375,387
Hutto, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/17	390	366,565
Hutto, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/18	310	281,821
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	464,113
Jackson County, GA, School District, 5.00%, 3/1/19	5,000	5,862,900
Kenston Local School District, OH, 4.00%, 12/1/14	765	801,406

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
King County, WA, 4.00%, 12/1/19	$1,050	$1,186,091
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/16	1,790	1,974,477
King County, WA, School District No. 414 Lake Washington Limited Obligations Bonds, 4.00%, 12/1/16	2,305	2,541,747
King County, WA, School District No. 414 Lake Washington Limited Obligations Bonds, 5.00%, 6/1/17	1,320	1,507,955
Larimer, Weld & Boulder Counties, CO, School District No. R2-J Thompson, 5.00%, 12/15/20	5,425	6,416,256
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,614,871
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,595,712
Lewisville, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/19	2,000	2,265,340
Lexington, MA, 5.00%, 2/15/14	1,095	1,123,623
Lone Star College System, TX, 5.00%, 2/15/19	450	528,318
Lone Star College System, TX, 5.00%, 2/15/20	720	843,422
Loudoun County, VA, 5.00%, 12/1/18	1,100	1,307,570
Manhattan Beach, CA, Unified School District, 3.00%, 9/1/20	1,000	1,058,470
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,892,540
Maryland, 3.00%, 8/1/22	5,000	5,074,300
Maryland, 4.50%, 8/1/18	3,000	3,468,540
Maryland, 5.00%, 3/1/16	150	166,991
Maryland, 5.00%, 3/1/19	5,465	6,497,830
Massachusetts, 4.00%, 1/1/15	500	525,950
Massachusetts, 5.00%, 8/1/17	2,500	2,877,275
McKinney, TX, 5.00%, 8/15/18	1,390	1,624,938
Mecklenburg County, NC, 4.00%, 12/1/19	1,900	2,168,223
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,149,423
Medina County, OH, Library District, 5.00%, 12/1/21	1,000	1,150,310
Metro, OR, Regional Center, 5.00%, 6/1/18	2,010	2,364,182
Metro, OR, Regional Center, 5.00%, 6/1/19	1,000	1,192,740
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,562,123
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,420,012
Midland, TX, College District, 0.00%, 2/15/16	845	823,596
Minnesota, 4.00%, 8/1/16	1,750	1,919,313
Minnesota, 4.00%, 8/1/19	3,000	3,407,310
Minnesota, 5.00%, 6/1/18	1,000	1,175,180
Minnesota, 5.00%, 8/1/18	90	106,134
Mississippi, 5.00%, 10/1/21	750	860,340
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/22	1,500	1,722,855
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/23	2,840	3,242,797
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/21	1,515	1,650,805

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/22	$2,095	$2,248,145
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/19	1,230	1,428,805
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/20	1,500	1,744,185
Missouri, (Water Pollution Control), 5.00%, 10/1/13	1,000	1,008,090
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,210,523
Montclair, NJ, 2.00%, 3/1/14	1,205	1,217,363
Montclair, NJ, 3.00%, 3/1/15	1,285	1,337,454
Montclair, NJ, 3.00%, 3/1/16	1,365	1,446,026
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	812,872
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	869,085
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	921,643
Montgomery County, MD, 5.00%, 7/1/23	4,265	4,952,049
Morris County, NJ, 5.00%, 2/15/17	1,650	1,881,792
Morris County, NJ, 5.00%, 2/15/19	1,720	2,037,323
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	950	619,372
New Hanover County, NC, 5.00%, 12/1/18	430	511,386
North Carolina, 4.00%, 6/1/14	10,000	10,320,100
North Carolina, 5.00%, 5/1/19	1,240	1,478,514
Northside, TX, Independent School District, (PSF Guaranteed), 3.00%, 8/1/15	265	278,393
Northwest, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/21	1,000	1,176,730
Ocean County, NJ, 3.00%, 9/1/14	775	797,460
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,336,550
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,339,425
Ohio, 4.00%, 9/1/15	935	1,002,825
Ohio, 5.00%, 9/15/15	500	548,080
Ohio, 5.00%, 9/15/19	1,100	1,303,786
Ohio, 5.50%, 6/15/20	500	578,850
Ohio, Higher Education Board, 5.00%, 8/1/19	5,425	6,419,511
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,557,825
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,766,741
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	491,585
Pennsylvania, 5.00%, 2/15/17	2,500	2,847,450
Pennsylvania, 5.00%, 2/15/19	2,000	2,355,020
Pima County, AZ, 4.00%, 7/1/18	2,400	2,665,344
Prosper, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	615	595,867
Ramsey, NJ, School District, 2.00%, 1/15/16	1,850	1,909,422

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Richmond County, GA, Board of Education, 5.00%, 10/1/17	$1,000	$1,156,510
Rockville, MD, 4.00%, 6/1/19	750	849,720
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	235	232,655
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/16	100	105,543
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/18	275	288,706
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/21	30	29,412
Salt Lake City, UT, 4.00%, 6/15/19	1,550	1,760,413
San Antonio, TX, 4.00%, 8/1/15	800	856,672
San Diego, CA, Community College District, 0.00%, 8/1/18	285	254,229
San Diego, CA, Community College District, 0.00%, 8/1/19	300	257,157
San Diego, CA, Community College District, 0.00%, 8/1/20	315	254,838
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,705,620
Snohomish County, WA, Marysville School District No. 25, 5.00%, 12/1/21	1,750	2,056,215
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,180,213
St. Louis County, MO, (Courthouse Project), 5.00%, 2/1/19	1,000	1,184,860
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	767,144
St. Mary’s County, MD, 3.00%, 7/15/15	920	966,892
Suffolk, VA, 4.00%, 8/1/18	1,000	1,125,830
Sumner County, TN, 3.00%, 6/1/16	1,000	1,063,380
Sumner County, TN, 5.00%, 6/1/16	3,000	3,360,780
Susquehanna Township, PA, School District, 3.00%, 5/15/18	690	722,485
Texas, 5.00%, 10/1/20	1,000	1,149,820
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	53,182
Tulsa, OK, 4.00%, 3/1/17	1,000	1,105,300
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	132,682
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,918,215
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,180	1,399,704
Utah, 5.00%, 7/1/18	10,000	11,798,700
Utah, 5.00%, Series 2011A, 7/1/19	9,495	11,352,222
Utah, 5.00%, Series 2013, 7/1/19	5,000	5,978,000
Utica, MI, Community Schools, 3.00%, 5/1/19	5,775	6,043,537
Virginia, 5.00%, 6/1/21	1,000	1,198,800
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,829,535
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,194,460
Wake County, NC, 5.00%, 3/1/14	1,880	1,933,091
Wake County, NC, 5.00%, 3/1/23	2,120	2,417,563
Warren, MI, Consolidated Schools, 4.00%, 5/1/15	500	529,325
Warren, MI, Consolidated Schools, 4.00%, 5/1/17	1,600	1,743,712

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Washington, 5.00%, 7/1/22	$5,000	$5,769,400
Washington, MD, Suburban Sanitary District, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,879,350
Washington, Motor Vehicle Fuel Tax, 5.00%, 7/1/19	2,030	2,400,576
Washington, Motor Vehicle Fuel Tax, 5.00%, 7/1/21	1,500	1,773,165
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	620	488,281
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	508,685
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	829,067

		$353,528,207

Health Care — 0.0%(1)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), Series F, 5.00%, 7/1/18	$85	$97,399

		$97,399

Hospital — 7.2%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$1,959,051
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,535,177
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 4.00%, 8/15/18	300	332,175
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/19	1,000	1,167,410
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 4.00%, 5/15/15	200	211,842
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	870	997,794
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,288,969
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,668,333
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	513,575
Illinois Finance Authority, (Ascenison Health Credit Group), 5.00%, 11/15/22	1,000	1,120,820
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,718,150
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,313,258
Indiana Finance Authority Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,375,475
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,103,160

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Hospital Finance Authority, (Ascension Health Senior Credit Group), 1.95% to 4/1/20 (Put Date), 11/15/47	$5,000	$4,778,200
Monroe County, NY, Industrial Development Corp., (Rochester General Hospital), 3.00%, 12/1/14	550	567,584
Monroe County, NY, Industrial Development Corp., (Rochester General Hospital), 3.00%, 12/1/15	415	433,663
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 4.00% to 8/7/13 (Put Date), 10/1/17	500	540,035
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/15	225	240,028
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/16	225	245,171
New York Dormitory Authority, (New York Downtown Hospital), 5.00%, 2/15/16	525	579,999
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/18	2,000	2,279,280
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	906,816
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	667,351
San Benito, CA, Health Care District, 3.00%, 3/1/16	250	261,793
San Benito, CA, Health Care District, 4.00%, 3/1/17	400	434,080
San Benito, CA, Health Care District, 4.00%, 3/1/18	300	327,993
San Benito, CA, Health Care District, 4.00%, 3/1/19	600	655,518
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	907,552
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,435,987
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.00%, 8/15/19	1,295	1,492,293
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,873,890
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/17	1,000	1,094,490
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,090,070
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/16	1,000	1,110,370
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/18	500	572,955
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,357,504
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	338,217
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17	135	141,938
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	384,283

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	$1,695	$1,925,757
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,644,840
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,522,298
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,215,846

		$62,330,990

Housing — 1.2%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$755	$731,550
Minnesota Housing Finance Agency, 2.55%, 7/1/22	810	764,608
Virginia Housing Development Authority, 1.10%, 4/1/17	2,200	2,187,064
Virginia Housing Development Authority, 1.25%, 4/1/18	1,115	1,096,658
Virginia Housing Development Authority, 1.30%, 4/1/18	2,245	2,236,020
Virginia Housing Development Authority, 1.60%, 7/1/17	460	461,927
Virginia Housing Development Authority, 1.70%, 4/1/19	3,035	2,995,332
Virginia Housing Development Authority, 2.05%, 7/1/18	230	231,776

		$10,704,935

Industrial Development Revenue — 0.4%
Missouri Redevelopment Finance Board Cultural Facilities, (Nelson Gallery Foundation), 3.00%, 12/1/13	$595	$600,456
Ohio, 5.00%, 6/1/19	1,000	1,153,480
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,124,620

		$3,878,556

Insured – Education — 0.7%
Collier County, FL, School Board, (AGM), 5.00%, 2/15/22	$1,525	$1,662,601
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	3,000	3,311,400
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/17	1,275	1,397,680

		$6,371,681

Insured – Electric Utilities — 0.2%
New York Power Authority, (NPFG), 5.00%, 11/15/21	$1,550	$1,764,675

		$1,764,675

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 2.3%
Anchorage, AK, (NPFG), Prerefunded to 3/1/15, 5.00%, 3/1/19	$250	$267,962
Central Puget Sound, WA, Regional Transit Authority, Sales and Use Tax Revenue, (AMBAC), Prerefunded to 5/1/15, 5.00%, 11/1/20	5,750	6,212,012
Coatesville, PA, School District, (AGM), Prerefunded to 8/15/14, 5.25%, 8/15/19	6,515	6,852,738
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,441,000
Henderson, NV, (FGIC), (NPFG), Prerefunded to 12/1/14, 5.00%, 6/1/22	700	744,702
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	403,780
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	398,782
Mount Union, PA, Area School District, (AGC), Prerefunded to 3/1/14, 4.60%, 3/1/25	1,000	1,025,550
Oregon Department of Administrative Services, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/17	1,235	1,279,732

		$19,626,258

Insured – General Obligations — 1.7%
Butler County, KS, Unified School District No. 375, (AGM), 5.00%, 9/1/23	$1,000	$1,142,310
Clackamas County, OR, School District No. 12, (AGM), 5.00%, 6/15/23	6,420	7,141,929
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,348,800
Travis County, TX, Water Control & Improvement District No. 17, (BAM), 0.00%, 11/1/17	500	459,990
Washington, (XLCA), 0.00%, 12/1/16	200	193,270

		$14,286,299

Insured – Hospital — 0.2%
Carbon County, PA, Hospital Authority, (AGM), 3.00%, 11/15/15	$1,000	$1,037,630
Carbon County, PA, Hospital Authority, (AGM), 4.00%, 11/15/17	535	576,703

		$1,614,333

Insured – Lease Revenue / Certificates of Participation — 1.4%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$7,046,715
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,123,759

		$12,170,474

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.6%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,779,728
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	2,300	2,348,093
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.75%, 1/1/32	1,200	1,227,588

		$5,355,409

Insured – Transportation — 1.1%
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,001,481
Florida Department of Transportation, (FGIC), (NPFG), 5.00%, 7/1/22	5,350	5,976,538
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,325	1,447,139

		$9,425,158

Insured – Water and Sewer — 0.1%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,161,384

		$1,161,384

Lease Revenue / Certificates of Participation — 3.2%
Arizona, 5.00%, 10/1/17	$920	$1,034,006
Cupertino, CA, 2.00%, 7/1/17	2,135	2,194,396
Cupertino, CA, 3.00%, 7/1/19	1,220	1,294,444
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	2,395	2,775,422
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,831,545
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	771,916
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,155	2,511,221
Ohio, 5.00%, 4/1/18	1,360	1,571,113
Orange County, FL, School Board, 5.00%, 8/1/13	500	500,000
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,474,978
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,424,550
Orange County, FL, School Board, 5.00%, 8/1/17	540	608,040
Orange County, FL, School Board, 5.00%, 8/1/18	675	770,648
Orange County, FL, School Board, 5.00%, 8/1/19	750	860,708
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 4.00%, 11/1/19	1,000	1,131,560

		$27,754,547

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 4.4%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,525	$3,568,146
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/19	4,500	4,844,385
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,306,120
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,164,114
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	6,000	6,594,000
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,252,299
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	2,500	2,835,050
Pennsylvania Economic Development Financing Authority, 5.00%, 1/1/22	7,000	7,907,900
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	576,680
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,183,670

		$38,232,364

Special Tax Revenue — 7.9%
Battery Park City Authority, NY, 5.25%, 11/1/22	$1,000	$1,012,290
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	1,045	1,144,003
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,849,557
Hoover, AL, Board of Education, 5.00%, 2/15/19	2,155	2,488,120
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/15	3,000	3,267,150
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/16	3,250	3,658,785
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/18	5,750	6,769,245
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/21	5,000	5,926,400
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/20	5,000	5,763,650
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,000	1,126,990
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,549,887
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/17	2,890	3,299,368
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/18	11,440	13,312,957
New York, NY, Transitional Finance Authority, 5.00%, 11/1/19	6,530	7,731,389
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, 5.00%, 7/1/19	4,665	5,467,940
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,120	1,324,075

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	$145	$164,710
Watauga, NC, Public Facilities Corp., 4.00%, 6/1/19	550	612,981
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,340,753

		$68,810,250

Transportation — 2.9%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/16(2)	$1,000	$1,122,430
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/17(2)	2,000	2,281,620
Florida Department of Transportation, 5.00%, 7/1/22	1,000	1,120,940
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,074,780
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,425,099
Maryland Department of Transportation, 5.25%, 12/15/17	1,900	2,238,181
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,321,812
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,668,482
New Jersey Turnpike Authority, 5.00%, 1/1/21	5,000	5,613,300
Ohio Turnpike Commission, 5.50%, 2/15/20(2)	745	861,339
Ohio, Major New State Infrastructure, 5.50%, 6/15/14	405	423,792
San Bernardino County, CA, Transportation Authority, 4.00%, 3/1/22	425	467,088
Texas Transportation Commission, 5.00%, 4/1/23	4,635	5,105,638

		$24,724,501

Water and Sewer — 6.3%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/13	$1,000	$1,001,110
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	3,135	3,225,601
California Department of Water Resources, 5.00%, 12/1/24	1,965	2,245,288
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/14	1,145	1,190,983
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/15	3,510	3,805,963
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/16	3,815	4,278,179
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/18	1,000	1,176,210
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/20	2,000	2,391,380
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/21	1,000	1,194,040
Garland, TX, Water & Sewer System, 2.00%, 3/1/17	295	304,295
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	548,375
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,128,850

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	$1,455	$1,720,916
Michigan Municipal Bond Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/14	2,310	2,438,852
Michigan Municipal Bond Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,975	2,267,438
Montgomery, AL, Water Works & Sanitary Sewer Board, 4.00%, 3/1/18	1,000	1,117,740
New York Environmental Facilities Corp., 5.00%, 8/15/20	4,235	5,065,018
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,214,290
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	3,000	3,523,050
Palm Coast, FL, Utility System, 5.00%, 10/1/21	3,285	3,767,238
Palm Coast, FL, Utility System, 5.00%, 10/1/22	2,650	3,021,159
Richmond, VA, Public Utility Revenue, 5.00%, 1/15/18	1,000	1,129,100
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	275	323,526
Tohopekaliga, FL, Utility System, 5.00%, 10/1/19	1,165	1,377,170
Tohopekaliga, FL, Utility System, 5.00%, 10/1/20	1,825	2,159,030
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,749,915
West Harris County, TX, Regional Water Authority, 4.00%, 12/15/19	540	595,798
West Harris County, TX, Regional Water Authority, 4.00%, 12/15/20	500	545,230

		$54,505,744

Total Tax-Exempt Municipal Securities — 97.3% (identified cost $837,246,742)		$843,890,529

Taxable Municipal Securities — 0.0%(1)

Security	Principal Amount (000’s omitted)	Value

Education — 0.0%(1)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$243,680

Total Taxable Municipal Securities — 0.0%(1) (identified cost $225,000)		$243,680

Short-Term Investments — 1.2%

Security	Principal Amount (000’s omitted)	Value

Short-Term Investments – Tax-Exempt — 1.2%
Texas, 2.50%, 8/30/13	$10,000	$10,019,600

Total Short-Term Investments — 1.2% (identified cost $10,018,028)		$10,019,600

Total Investments — 98.5% (identified cost $847,489,770)		$854,153,809

Other Assets, Less Liabilities — 1.5%		$12,855,098

Net Assets — 100.0%		$867,008,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At July 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2013, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 4.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%
Alaska Municipal Bond Bank Authority, 5.00%, 6/1/30	$1,500	$1,569,885
Connecticut, (Revolving Fund), 5.00%, 3/1/26	2,000	2,264,200
New Hampshire Municipal Bond Bank, 5.00%, 1/15/21	1,330	1,544,409

		$5,378,494

Education — 5.9%
Alabama Public School and College Authority, 5.00%, 12/1/24	$2,500	$2,795,425
Florida Board of Governors, (Florida University System), 4.00%, 7/1/23	2,000	2,099,480
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/30	1,250	1,329,125
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, (Vanderbilt University), 5.00%, 10/1/27	800	886,256
Nevada System of Higher Education, 5.00%, 7/1/25	1,860	2,071,426
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	650	716,892
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	5,000	5,339,950
Ohio State University, General Receipts, 5.00%, 6/1/28	1,250	1,351,787
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	581,970
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,165	1,288,607
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/28	200	218,234
Virginia College Building Authority, (Public Higher Education Financing), 5.00%, 9/1/20	1,455	1,715,925

		$20,395,077

Electric Utilities — 2.6%
California Department of Water Resources, Electric Revenue, 5.00%, 5/1/22	$1,500	$1,734,870
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/23	1,000	1,136,760
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,500	2,939,550
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	1,045	1,177,924
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,955,570

		$8,944,674

Escrowed / Prerefunded — 1.9%
Cypress-Fairbanks, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.125%, 2/15/24	$1,320	$1,355,257
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	5,000	5,130,150
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	22,528

		$6,507,935

Security	Principal Amount (000’s omitted)	Value

General Obligations — 43.7%
Addison, TX, 5.00%, 2/15/24(1)	$460	$526,079
Anchor Bay, MI, School District, 2.00%, 5/1/20	1,680	1,600,402
Arlington County, VA, 3.00%, 8/15/13	3,420	3,423,796
Arlington County, VA, 5.00%, 8/15/14	3,565	3,744,997
Benton County, WA, Richland School District No. 400, 4.00%, 12/1/25	2,000	2,058,000
Berks County, PA, 5.00%, 11/15/29	1,020	1,097,908
Bloomfield, CT, 4.00%, 10/15/20	140	156,211
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/20	405	431,313
Brenham, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/29	1,355	724,762
California, 5.25%, 2/1/23	3,000	3,511,500
Cambridge, MA, 5.00%, 1/1/19	3,430	4,066,025
Charlotte, NC, 5.00%, 6/1/29	2,500	2,764,250
Chippewa Valley Schools, MI, 5.25%, 5/1/25	2,100	2,426,319
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,138,440
Commonwealth of Massachusetts, 5.00%, 10/1/24	475	545,860
Commonwealth of Massachusetts, 5.00%, 4/1/26	1,500	1,666,050
Connecticut, 5.00%, 12/1/20	50	56,225
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,158,370
Coronado, CA, Unified School District, 5.00%, 8/1/26	990	1,107,721
Dare County, NC, 5.00%, 6/1/26	1,090	1,184,841
Dare County, NC, 5.00%, 6/1/27	1,310	1,406,783
Denver City, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/30(1)	1,000	1,050,380
Denver City, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/31(1)	1,415	1,478,618
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	4,873,410
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	4,000	4,704,920
Foothill-De Anza, CA, Community College District, 4.00%, 8/1/19	550	617,309
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31(1)	1,560	1,619,280
Garland, TX, 5.00%, 2/15/25	1,000	1,108,780
Grand Blanc, MI, Community Schools, 5.00%, 5/1/20	1,280	1,478,758
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,384,397
Groton, CT, 4.00%, 7/15/19	50	56,545
Guilford County, NC, 5.00%, 2/1/22	5,000	5,761,750
Hamilton County, TN, 5.00%, 1/1/18	500	582,660
Hartford County, CT, Metropolitan District, 5.00%, 2/1/19	1,255	1,477,562
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,085,310

16	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Hilliard, OH, School District, 3.00%, 12/1/21	$1,100	$1,133,088
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,134,470
Howard County, MD, 5.00%, 8/15/19	2,000	2,390,680
Illinois, 5.50%, 7/1/33	1,500	1,522,830
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	961,362
Lynchburg, VA, 3.00%, 12/1/16	250	267,910
Maryland, 5.00%, 3/1/16	7,250	8,071,207
Maryland, 5.00%, 3/1/23	5,615	6,539,903
Massachusetts, 5.00%, 6/1/24	3,000	3,440,520
Massachusetts, 5.00%, 8/1/33	2,000	2,123,120
Massachusetts, 5.25%, 8/1/22	1,000	1,203,580
Mecklenburg County, NC, 5.00%, 3/1/19	50	59,449
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/20	2,640	3,069,766
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/23	1,730	1,831,603
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/22	1,500	1,722,855
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,300	1,411,717
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	289,245
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	133,132
New Canaan, CT, 4.00%, 4/1/24	245	259,773
New York, 5.00%, 2/15/20	1,210	1,433,402
New York, 5.00%, 3/1/25	3,000	3,449,370
North Carolina, 5.00%, 6/1/17	5,000	5,760,700
North Carolina, 5.00%, 6/1/18	1,000	1,177,240
Ohio, 5.00%, 9/15/29	1,000	1,078,720
Onslow County, NC, 5.00%, 12/1/21	1,740	2,051,582
Orange Beach, AL, 5.00%, 2/1/24	1,270	1,443,812
Oregon, 5.00%, 11/1/21	2,910	3,463,045
Oregon, 5.00%, 8/1/25	500	573,775
Oregon, 5.00%, 8/1/26	555	628,576
Palo Alto, CA, 5.00%, 8/1/28	645	716,834
Pennsbury, PA, School District, 4.00%, 8/1/31	500	503,380
Pennsylvania, 5.00%, 6/1/18	10,000	11,695,500
Richardson, TX, 5.00%, 2/15/20	50	59,106
Rowland, CA, Unified School District, 5.00%, 8/1/30	1,000	1,056,410
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/22	170	163,023
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/23	175	163,807
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/24	160	161,224
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	125	122,207
San Jose, CA, Unified School District, 5.00%, 8/1/26	1,000	1,121,020

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	$1,000	$1,189,370
Tamalpais, CA, Union High School District, 5.00%, 8/1/24	1,225	1,415,059
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,141,540
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	561,350
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,000	1,186,190
Utah, 5.00%, 7/1/19	2,525	3,018,890
Vermont, 5.00%, 8/15/23	1,185	1,381,722
Washington, 5.00%, 7/1/22	1,490	1,746,384
Washington, 5.00%, 7/1/24	950	1,107,063

		$151,212,042

Health Care – Miscellaneous — 0.7%
Pennsylvania Economic Development Financing Authority, 5.00%, 1/1/22	$2,225	$2,513,583

		$2,513,583

Hospital — 4.6%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/26	$1,000	$1,075,860
Cobb County, GA, Kennestone Hospital Authority, (Wellstar Health System Obligation), 5.00%, 4/1/30	325	337,087
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.00%, 5/15/24	500	553,710
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,150,970
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,500	1,613,535
Michigan Hospital Finance Authority, (Ascension Health Senior Credit Group), 1.95% to 4/1/20 (Put Date), 11/15/47	5,000	4,778,200
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,711,560
Tift County, GA, Hospital Authority, 5.00%, 12/1/26	520	546,962
Utah County Hospital Revenue, (IHC Health Services, Inc.), 5.00%, 5/15/23	1,000	1,113,660
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/27	2,720	2,954,600

		$15,836,144

Housing — 0.3%
Virginia Housing Development Authority, 2.45%, 7/1/19	$1,200	$1,211,916

		$1,211,916

17	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.9%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$3,007,855

		$3,007,855

Insured – Escrowed / Prerefunded — 1.7%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,441,000
Salt Lake and Sandy, UT, Metropolitan Water District, (AMBAC), Prerefunded to 7/1/14, 5.00%, 7/1/17	1,230	1,284,797
Simi Valley, CA, Unified School District, (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/28	2,000	2,095,480

		$5,821,277

Insured – General Obligations — 0.5%
Frisco, TX, (AGM), 5.50%, 2/15/29	$1,190	$1,320,686
Texas Transportation Commission, (NPFG), 5.00%, 4/1/29	250	262,092

		$1,582,778

Insured – Lease Revenue / Certificates of Participation — 1.3%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,402,800

		$4,402,800

Insured – Water and Sewer — 2.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,437,480
New Mexico Finance Authority, (AMBAC), 5.00%, 6/1/23	1,000	1,035,560
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	1,000	1,106,080
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/25	1,275	1,356,103
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,814,787

		$8,750,010

Lease Revenue / Certificates of Participation — 2.0%
Charleston, SC, Educational Excellence Finance Corp., (Charleston County School), 5.00%, 12/1/23	$1,000	$1,143,920
Charlotte, NC, (Equipment Acquisition Public Facility), 5.00%, 12/1/30	1,130	1,193,438
Colorado, Building Excellent Schools Today, 5.00%, 3/15/21	1,870	2,167,517
Orange County, FL, School Board, 5.00%, 8/1/17	500	563,000
Orange County, FL, School Board, 5.00%, 8/1/18	500	570,850
Seminole County, FL, School Board, 5.00%, 7/1/22	1,000	1,137,440

		$6,776,165

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.9%
Midpeninsula Regional Open Space District, CA, 5.00%, 9/1/26	$1,205	$1,323,247
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/24	1,000	1,167,190
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	500	551,990

		$3,042,427

Special Tax Revenue — 7.7%
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/20	$5,000	$5,944,900
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	837,981
Marana, AZ, Excise Tax Revenue, 5.00%, 7/1/23	450	508,163
Mesa, AZ, 5.00%, 7/1/27	1,750	1,869,770
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,500	1,690,485
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/13	4,200	4,207,854
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	583,965
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/23	1,000	1,144,890
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,430,813
Riverside County, CA, Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/29	3,000	3,304,800
Riverside County, CA, Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/30	3,000	3,289,440

		$26,813,061

Transportation — 6.8%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18(1)	$1,000	$1,153,160
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19(1)	2,500	2,873,450
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32(1)	4,500	4,625,370
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	5,995	6,234,620
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,034,360
Missouri Highway and Transit Commission, 5.00%, 2/1/22	2,100	2,362,269
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,289,417
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,905,950

		$23,478,596

Water and Sewer — 10.2%
Central Utah Water Conservancy District, 5.00%, 10/1/23	$495	$566,453
Columbus, GA, Water & Sewer Revenue, 5.00%, 5/1/25	1,000	1,116,440
East Richland County, SC, Public Service District, Sewer System Revenue, 4.00%, 1/1/22	1,135	1,225,868

18	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	$1,000	$1,151,090
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,413,055
Lafayette, CO, Water Revenue, 5.00%, 12/1/24	1,080	1,217,376
Lafayette, CO, Water Revenue, 5.00%, 12/1/27	665	725,023
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	1,070	1,167,809
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	6,013,584
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/23	1,700	1,949,441
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	4,385	5,186,403
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/19	1,000	1,182,760
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	56,131
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	1,275	1,506,935
Northeast Ohio Regional Sewer District, 5.00%, 11/15/28	1,000	1,089,590
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	2,000	2,348,700
Orange County, CA, Water District, 5.00%, 8/15/31	2,500	2,722,250
Rogers, AR, Water Revenue, 2.00%, 11/1/19	100	100,280
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	39,365
Rutherford County, TN, Consolidated Utility District, 4.00%, 2/1/25	1,000	1,058,840
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,749,915
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/31	2,000	848,180

		$35,435,488

Water Revenue — 1.2%
California Department of Water Resources, (Central Valley Project), 5.00%, 5/1/21	$2,560	$2,931,149
California Department of Water Resources, (Central Valley Project), 5.00%, 12/1/27	1,215	1,362,161

		$4,293,310

Total Tax-Exempt Investments — 96.9% (identified cost $341,043,390)		$335,403,632

Other Assets, Less Liabilities — 3.1%		$10,659,259

Net Assets — 100.0%		$346,062,891

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.0%
Others, representing less than 10% individually	85.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2013, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 3.3% of total investments.

(1)	When-issued security.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$54,017

		$54,017

Education — 8.4%
Massachusetts School Building Authority, 5.00%, 5/15/38	$1,000	$1,049,680
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/29	50	53,063
University of California, 5.125%, 5/15/29	80	85,827
University of Virginia, 5.00%, 9/1/27	375	418,582
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/32	50	53,195
Washington State University, 5.00%, 4/1/32	15	15,784

		$1,676,131

General Obligations — 46.0%
Addison, TX, 5.00%, 2/15/26(1)	$270	$300,199
Addison, TX, 5.00%, 2/15/28(1)	285	308,587
Birmingham, MI, School District, 4.00%, 5/1/25	360	371,243
California, 5.00%, 4/1/37	890	912,579
Campbell, CA, Union High School District, 5.00%, 8/1/34	1,000	1,056,410
Chippewa Valley Schools, MI, 5.25%, 5/1/25	440	508,372
Dallas, TX, Independent School District, (PSF Guaranteed), 6.25%, 2/15/24	195	230,890
Denver City, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/30(1)	345	362,381
Denver City, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/33(1)	500	516,220
Edgewood City, OH, School District, 5.25%, 12/1/33	500	541,490
Forsan, TX, Independent School District (PSF Guaranteed), 5.00%, 2/15/25(1)	700	763,427
Illinois, 5.50%, 7/1/38	1,000	1,010,610
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	289,245
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	1,000	546,270
Pennsbury, PA, School District, 4.00%, 8/1/31	500	503,380
Phoenix, AZ, 4.50%, 7/1/24	200	206,988
Rowland, CA, Unified School District, 5.00%, 8/1/33	750	783,007

		$9,211,298

Hospital — 10.6%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$40,456
Cobb County, GA, Kennestone Hospital Authority, (Wellstar Health System Obligation), 5.00%, 4/1/30	500	518,595

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.00%, 5/15/25	$500	$547,745
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/39	500	497,065
Tift County, GA, Hospital Authority, 5.00%, 12/1/26	500	525,925

		$2,129,786

Transportation — 9.5%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32(1)	$500	$513,930
Louisiana Highway Revenue, 5.00%, 6/15/30	360	383,062
Metropolitan Transportation Authority, NY, 5.00%, 11/15/38	1,000	1,011,160

		$1,908,152

Water and Sewer — 22.0%
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/32	$1,000	$1,060,740
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	514,640
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/45	500	514,040
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,069
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	300	348,585
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/27	50	56,487
Orange County, CA, Water District, 5.00%, 8/15/31	500	544,450
Rhode Island Clean Water Finance Agency, (Revolving Fund), 5.00%, 10/1/32	450	476,779
Rutherford County, TN, Consolidated Utility District Waterworks Revenue, 4.00%, 2/1/26	400	417,608
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/32	1,100	438,735

		$4,401,133

Total Tax-Exempt Investments — 96.8% (identified cost $19,967,927)		$19,380,517

Other Assets, Less Liabilities — 3.2%		$641,019

Net Assets — 100.0%		$20,021,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	–	Permanent School Fund

20	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

At July 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	21.1%
New York	18.2%
Texas	15.0%
Others, representing less than 10% individually	42.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.

(1)	When-issued security.

21	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Statements of Assets and Liabilities (Unaudited)

	July 31, 2013
Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
Investments —
Identified cost	$847,489,770	$341,043,390	$19,967,927
Unrealized appreciation (depreciation)	6,664,039	(5,639,758)	(587,410)
Investments, at value	$854,153,809	$335,403,632	$19,380,517
Cash	$4,888,291	$15,662,640	$2,131,537
Interest receivable	8,874,057	3,742,697	122,848
Receivable for investments sold	9,225,432	8,849,413	1,251,975
Receivable for Fund shares sold	919,773	400,683	14
Receivable from affiliate	—	25,899	—
Total assets	$878,061,362	$364,084,964	$22,886,891

Liabilities
Payable for investments purchased	$545,648	$—	$—
Payable for when-issued securities	4,249,158	13,307,083	2,762,069
Payable for Fund shares redeemed	5,324,591	4,184,553	50,041
Distributions payable	123,068	200,479	9,821
Payable to affiliates:
Investment adviser and administration fee	412,318	182,010	10,709
Distribution and service fees	246,695	60,758	4,088
Accrued expenses	150,977	87,190	28,627
Total liabilities	$11,052,455	$18,022,073	$2,865,355
Net Assets	$867,008,907	$346,062,891	$20,021,536

Sources of Net Assets
Paid-in capital	$859,166,135	$353,809,268	$20,490,848
Accumulated net realized gain (loss)	1,238,879	(2,101,055)	117,841
Accumulated undistributed (distributions in excess of) net investment income	(60,146)	(5,564)	257
Net unrealized appreciation (depreciation)	6,664,039	(5,639,758)	(587,410)
Net Assets	$867,008,907	$346,062,891	$20,021,536

Class A Shares
Net Assets	$405,396,777	$93,064,983	$6,142,780
Shares Outstanding	38,715,920	8,209,114	573,942
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.47	$11.34	$10.70
Maximum Offering Price Per Share
(100 ÷ 97.75, 97.75 and 95.25, respectively, of net asset value per share)	$10.71	$11.60	$11.23

Class C Shares
Net Assets	$181,643,102	$45,304,953	$2,976,348
Shares Outstanding	17,397,103	3,997,375	278,257
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.44	$11.33	$10.70

Class I Shares
Net Assets	$279,969,028	$207,692,955	$10,902,408
Shares Outstanding	26,729,593	18,302,872	1,019,057
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.47	$11.35	$10.70

On sales of $50,000 or more for Long Term Fund and $100,000 or more for Short Term Fund and Intermediate Term Fund, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2013
Investment Income	Short Term Fund	Intermediate Term Fund	Long Term Fund
Interest	$7,352,350	$3,551,274	$296,401
Total investment income	$7,352,350	$3,551,274	$296,401

Expenses
Investment adviser and administration fee	$2,661,267	$1,218,197	$76,162
Distribution and service fees
Class A	573,642	133,950	13,063
Class C	1,030,381	274,788	20,578
Trustees’ fees and expenses	18,289	7,531	694
Custodian fee	144,426	91,681	15,204
Transfer and dividend disbursing agent fees	154,647	88,128	5,183
Legal and accounting services	31,195	16,930	15,138
Printing and postage	26,488	12,230	3,763
Registration fees	45,907	66,158	12,824
Miscellaneous	75,576	26,704	12,129
Total expenses	$4,761,818	$1,936,297	$174,738
Deduct —
Reduction of custodian fee	$31,502	$14,222	$1,265
Allocation of expenses to affiliate	—	95,111	51,442
Total expense reductions	$31,502	$109,333	$52,707

Net expenses	$4,730,316	$1,826,964	$122,031

Net investment income	$2,622,034	$1,724,310	$174,370

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(19,033)	$(3,417,139)	$(542,577)
Net realized loss	$(19,033)	$(3,417,139)	$(542,577)
Change in unrealized appreciation (depreciation) —
Investments	$(17,282,998)	$(13,659,865)	$(1,297,608)
Net change in unrealized appreciation (depreciation)	$(17,282,998)	$(13,659,865)	$(1,297,608)

Net realized and unrealized loss	$(17,302,031)	$(17,077,004)	$(1,840,185)

Net decrease in net assets from operations	$(14,679,997)	$(15,352,694)	$(1,665,815)

23	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Statements of Changes in Net Assets

	Six Months Ended July 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
From operations —
Net investment income	$2,622,034	$1,724,310	$174,370
Net realized loss from investment transactions	(19,033)	(3,417,139)	(542,577)
Net change in unrealized appreciation (depreciation) from investments	(17,282,998)	(13,659,865)	(1,297,608)
Net decrease in net assets from operations	$(14,679,997)	$(15,352,694)	$(1,665,815)
Distributions to shareholders —
From net investment income
Class A	$(1,324,945)	$(430,036)	$(71,383)
Class C	(7,494)	(14,212)	(12,661)
Class I	(1,288,646)	(1,279,762)	(90,242)
Total distributions to shareholders	$(2,621,085)	$(1,724,010)	$(174,286)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$49,415,220	$23,040,210	$1,685,302
Class C	17,024,877	6,011,542	433,689
Class I	64,339,667	62,486,668	2,755,305
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,157,007	329,067	70,961
Class C	6,374	7,449	12,446
Class I	785,049	321,927	41,587
Cost of shares redeemed
Class A	(152,962,223)	(41,004,607)	(9,256,685)
Class C	(55,563,792)	(16,202,334)	(1,938,466)
Class I	(116,175,758)	(98,312,952)	(1,393,449)
Net decrease in net assets from Fund share transactions	$(191,973,579)	$(63,323,030)	$(7,589,310)

Net decrease in net assets	$(209,274,661)	$(80,399,734)	$(9,429,411)

Net Assets
At beginning of period	$1,076,283,568	$426,462,625	$29,450,947
At end of period	$867,008,907	$346,062,891	$20,021,536

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(60,146)	$(5,564)	$257

24	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2013
Increase (Decrease) in Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
From operations —
Net investment income	$5,089,488	$2,568,604	$534,958
Net realized gain from investment transactions	19,105,172	6,464,341	2,405,379
Net change in unrealized appreciation (depreciation) from investments	(11,728,330)	(574,781)	(1,170,036)
Net increase in net assets from operations	$12,466,330	$8,458,164	$1,770,301
Distributions to shareholders —
From net investment income
Class A	$(2,546,955)	$(736,166)	$(217,242)
Class C	—	(36,636)	(15,564)
Class I	(2,581,332)	(1,797,045)	(302,160)
From net realized gain
Class A	(10,942,374)	(1,498,701)	(942,098)
Class C	(4,692,814)	(792,885)	(266,911)
Class I	(7,323,305)	(3,410,231)	(633,247)
Total distributions to shareholders	$(28,086,780)	$(8,271,664)	$(2,377,222)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$218,033,312	$92,779,675	$14,341,807
Class C	92,953,312	40,053,914	5,250,645
Class I	199,276,992	221,623,303	3,945,276
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,599,965	1,708,118	1,155,789
Class C	3,966,200	424,279	280,200
Class I	6,248,529	1,366,309	303,757
Cost of shares redeemed
Class A	(198,884,167)	(47,335,562)	(16,854,795)
Class C	(54,553,263)	(8,008,614)	(1,156,254)
Class I	(174,901,332)	(77,161,588)	(19,746,810)
Net increase (decrease) in net assets from Fund share transactions	$103,739,548	$225,449,834	$(12,480,385)

Net increase (decrease) in net assets	$88,119,098	$225,636,334	$(13,087,306)

Net Assets
At beginning of year	$988,164,470	$200,826,291	$42,538,253
At end of year	$1,076,283,568	$426,462,625	$29,450,947

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(61,095)	$(5,864)	$173

25	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights

	Short Term Fund — Class A
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$10.660		$10.810	$10.230	$10.260	$10.000

Income (Loss) From Operations
Net investment income	$0.034		$0.060	$0.078	$0.090	$0.082	(2)
Net realized and unrealized gain (loss)	(0.194)		0.069	0.626	0.084 (3)	0.363

Total income (loss) from operations	$(0.160)		$0.129	$0.704	$0.174	$0.445

Less Distributions
From net investment income	$(0.030)		$(0.054)	$(0.078)	$(0.090)	$(0.140)
From net realized gain	—		(0.225)	(0.046)	(0.114)	(0.045)

Total distributions	$(0.030)		$(0.279)	$(0.124)	$(0.204)	$(0.185)

Net asset value — End of period	$10.470		$10.660	$10.810	$10.230	$10.260

Total Return(4)	(1.50	)%(5)	1.20%	6.92%	1.69%	4.49	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$405,397		$515,694	$492,264	$473,976	$230,414
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.90	%(6)	0.88%	0.89%	0.90%	0.90	%(6)(7)
Expenses after custodian fee reduction	0.89	%(6)	0.87%	0.89%	0.89%	0.90	%(6)(7)
Net investment income	0.62	%(6)	0.54%	0.74%	0.83%	0.94	%(6)
Portfolio Turnover	52	%(5)	72%	80%	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

26	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Short Term Fund — Class C
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$10.640		$10.820	$10.240	$10.270	$10.000

Income (Loss) From Operations
Net investment income (loss)	$(0.013)		$(0.020)	$(0.001)	$0.011	$0.019	(2)
Net realized and unrealized gain (loss)	(0.187)		0.065	0.629	0.085 (3)	0.372

Total income (loss) from operations	$(0.200)		$0.045	$0.628	$0.096	$0.391

Less Distributions
From net investment income	$(0.000	)(4)	$—	$(0.002)	$(0.012)	$(0.076)
From net realized gain	—		(0.225)	(0.046)	(0.114)	(0.045)

Total distributions	$(0.000	)(4)	$(0.225)	$(0.048)	$(0.126)	$(0.121)

Net asset value — End of period	$10.440		$10.640	$10.820	$10.240	$10.270

Total Return(5)	(1.88	)%(6)	0.41%	6.14%	0.93%	3.93	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,643		$223,992	$185,291	$150,490	$59,381
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(7)	1.63%	1.64%	1.64%	1.65	%(7)(8)
Expenses after custodian fee reduction	1.64	%(7)	1.62%	1.64%	1.63%	1.65	%(7)(8)
Net investment income (loss)	(0.14	)%(7)	(0.21)%	(0.01)%	0.08%	0.22	%(7)
Portfolio Turnover	52	%(6)	72%	80%	107%	129	%(6)(9)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Annualized.

(8)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(9)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

27	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Short Term Fund — Class I
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$10.660		$10.810	$10.230	$10.260	$10.000

Income (Loss) From Operations
Net investment income	$0.046		$0.088	$0.105	$0.119	$0.129	(2)
Net realized and unrealized gain (loss)	(0.193)		0.068	0.626	0.082 (3)	0.338

Total income (loss) from operations	$(0.147)		$0.156	$0.731	$0.201	$0.467

Less Distributions
From net investment income	$(0.043)		$(0.081)	$(0.105)	$(0.117)	$(0.162)
From net realized gain	—		(0.225)	(0.046)	(0.114)	(0.045)

Total distributions	$(0.043)		$(0.306)	$(0.151)	$(0.231)	$(0.207)

Net asset value — End of period	$10.470		$10.660	$10.810	$10.230	$10.260

Total Return(4)	(1.38	)%(5)	1.45%	7.18%	1.94%	4.71	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$279,969		$336,597	$310,609	$246,296	$127,546
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.65	%(6)	0.63%	0.64%	0.65%	0.65	%(6)(7)
Expenses after custodian fee reduction	0.64	%(6)	0.62%	0.64%	0.64%	0.65	%(6)(7)
Net investment income	0.87	%(6)	0.79%	0.99%	1.09%	1.48	%(6)
Portfolio Turnover	52	%(5)	72%	80%	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

28	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Intermediate Term Fund — Class A
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011
Net asset value — Beginning of period	$11.840		$11.780	$10.380	$10.000

Income (Loss) From Operations
Net investment income	$0.047		$0.097	$0.152	$0.131
Net realized and unrealized gain (loss)	(0.500)		0.231	1.451	0.406 (1)

Total income (loss) from operations	$(0.453)		$0.328	$1.603	$0.537

Less Distributions
From net investment income	$(0.047)		$(0.097)	$(0.152)	$(0.131)
From net realized gain	—		(0.171)	(0.051)	(0.026)

Total distributions	$(0.047)		$(0.268)	$(0.203)	$(0.157)

Net asset value — End of period	$11.340		$11.840	$11.780	$10.380

Total Return(2)	(3.84	)%(3)	2.79%	15.58%	5.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,065		$115,170	$67,785	$3,972
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.96	%(5)	0.96%	0.95%	0.96%
Expenses after custodian fee reduction(4)	0.95	%(5)	0.95%	0.95%	0.95%
Net investment income	0.80	%(5)	0.80%	1.14%	1.26%
Portfolio Turnover	75	%(3)	103%	125%	202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2013 and the years ended January 31, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

29	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Intermediate Term Fund — Class C
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011
Net asset value — Beginning of period	$11.830		$11.780	$10.380	$10.000

Income (Loss) From Operations
Net investment income	$0.002		$0.008	$0.071	$0.057
Net realized and unrealized gain (loss)	(0.499)		0.225	1.451	0.406 (1)

Total income (loss) from operations	$(0.497)		$0.233	$1.522	$0.463

Less Distributions
From net investment income	$(0.003)		$(0.012)	$(0.071)	$(0.057)
From net realized gain	—		(0.171)	(0.051)	(0.026)

Total distributions	$(0.003)		$(0.183)	$(0.122)	$(0.083)

Net asset value — End of period	$11.330		$11.830	$11.780	$10.380

Total Return(2)	(4.20	)%(3)	1.98%	14.73%	4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,305		$57,816	$25,215	$1,216
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.71	%(5)	1.71%	1.70%	1.71%
Expenses after custodian fee reduction(4)	1.70	%(5)	1.70%	1.70%	1.70%
Net investment income	0.05	%(5)	0.04%	0.45%	0.58%
Portfolio Turnover	75	%(3)	103%	125%	202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2013 and the years ended January 31, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Intermediate Term Fund — Class I
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011
Net asset value — Beginning of period	$11.850		$11.790	$10.380	$10.000

Income (Loss) From Operations
Net investment income	$0.062		$0.127	$0.181	$0.155
Net realized and unrealized gain (loss)	(0.501)		0.231	1.461	0.406 (1)

Total income (loss) from operations	$(0.439)		$0.358	$1.642	$0.561

Less Distributions
From net investment income	$(0.061)		$(0.127)	$(0.181)	$(0.155)
From net realized gain	—		(0.171)	(0.051)	(0.026)

Total distributions	$(0.061)		$(0.298)	$(0.232)	$(0.181)

Net asset value — End of period	$11.350		$11.850	$11.790	$10.380

Total Return(2)	(3.72	)%(3)	3.05%	15.97%	5.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,693		$253,476	$107,826	$52,224
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.71	%(5)	0.71%	0.70%	0.71%
Expenses after custodian fee reduction(4)	0.70	%(5)	0.70%	0.70%	0.70%
Net investment income	1.05	%(5)	1.04%	1.58%	1.24%
Portfolio Turnover	75	%(3)	103%	125%	202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2013 and the years ended January 31, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

31	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Long Term Fund — Class A
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011
Net asset value — Beginning of period	$11.560		$11.710	$9.810	$10.000

Income (Loss) From Operations
Net investment income	$0.079		$0.182	$0.249	$0.268
Net realized and unrealized gain (loss)	(0.860)		0.582	1.929	0.056 (1)

Total income (loss) from operations	$(0.781)		$0.764	$2.178	$0.324

Less Distributions
From net investment income	$(0.079)		$(0.182)	$(0.249)	$(0.267)
From net realized gain	—		(0.732)	(0.029)	(0.247)

Total distributions	$(0.079)		$(0.914)	$(0.278)	$(0.514)

Net asset value — End of period	$10.700		$11.560	$11.710	$9.810

Total Return(2)	(6.78	)%(3)	6.55%	22.53%	3.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,143		$14,340	$16,143	$149
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.96	%(5)	0.96%	0.95%	0.95%
Expenses after custodian fee reduction(4)	0.95	%(5)	0.95%	0.95%	0.95%
Net investment income	1.37	%(5)	1.53%	1.57%	2.65%
Portfolio Turnover	171	%(3)	211%	239%	200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.41%, 0.35%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2013 and the years ended January 31, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

32	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Long Term Fund — Class C
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011
Net asset value — Beginning of period	$11.550		$11.710	$9.810	$10.000

Income (Loss) From Operations
Net investment income	$0.037		$0.093	$0.172	$0.192
Net realized and unrealized gain (loss)	(0.850)		0.573	1.929	0.056 (1)

Total income (loss) from operations	$(0.813)		$0.666	$2.101	$0.248

Less Distributions
From net investment income	$(0.037)		$(0.094)	$(0.172)	$(0.191)
From net realized gain	—		(0.732)	(0.029)	(0.247)

Total distributions	$(0.037)		$(0.826)	$(0.201)	$(0.438)

Net asset value — End of period	$10.700		$11.550	$11.710	$9.810

Total Return(2)	(7.05	)%(3)	5.76%	21.54%	2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,976		$4,764	$547	$141
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.71	%(5)	1.71%	1.70%	1.70%
Expenses after custodian fee reduction(4)	1.70	%(5)	1.70%	1.70%	1.70%
Net investment income	0.62	%(5)	0.66%	1.36%	1.88%
Portfolio Turnover	171	%(3)	211%	239%	200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.41%, 0.36%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2013 and the years ended January 31, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

33	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Financial Highlights — continued

	Long Term Fund — Class I
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,
			2013	2012	2011
Net asset value — Beginning of period	$11.550		$11.710	$9.810	$10.000

Income (Loss) From Operations
Net investment income	$0.093		$0.212	$0.274	$0.294
Net realized and unrealized gain (loss)	(0.850)		0.572	1.929	0.056 (1)

Total income (loss) from operations	$(0.757)		$0.784	$2.203	$0.350

Less Distributions
From net investment income	$(0.093)		$(0.212)	$(0.274)	$(0.293)
From net realized gain	—		(0.732)	(0.029)	(0.247)

Total distributions	$(0.093)		$(0.944)	$(0.303)	$(0.540)

Net asset value — End of period	$10.700		$11.550	$11.710	$9.810

Total Return(2)	(6.59	)%(3)	6.82%	22.71%	3.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,902		$10,347	$25,848	$1,958
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.71	%(5)	0.71%	0.70%	0.70%
Expenses after custodian fee reduction(4)	0.70	%(5)	0.70%	0.70%	0.70%
Net investment income	1.67	%(5)	1.83%	2.05%	2.86%
Portfolio Turnover	171	%(3)	211%	239%	200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.41%, 0.34%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2013 and the years ended January 31, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

34	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of four funds, three of which, each diversified, are included in these financial statements. They include Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (Short Term Fund), Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (Intermediate Term Fund) and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (Long Term Fund), (each individually referred to as the Fund, and collectively the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

35

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund

Up to $500 million	0.55%	0.60%	0.60%
$500 million up to $1 billion	0.54%	0.60%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2013, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Investment Adviser and Administration Fee	$2,661,267	$1,218,197	$76,162
Effective Annual Rate	0.55%	0.60%	0.60%

36

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

For Intermediate Term Fund and Long Term Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2014. Pursuant to these agreements, EVM was allocated $95,111 and $51,442, respectively, of Intermediate Term Fund’s and Long Term Fund’s operating expenses for the six months ended July 31, 2013.

EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2013 were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

EVM’s Sub-Transfer Agent Fees	$2,216	$576	$239
EVD’s Class A Sales Charges	$12,737	$4,397	$2,556

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2013 for Class A shares amounted to the following:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class A Distribution and Service Fees	$573,642	$133,950	$13,063

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class C shares:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class C Distribution Fees	$772,786	$206,091	$15,434

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2013 amounted to the following:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class C Service Fees	$257,595	$68,697	$5,144

37

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class A	$142,000	$23,000	$7,000
Class C	$33,000	$30	$0

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2013 were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Purchases	$479,754,436	$288,385,671	$40,537,486
Sales	$593,329,602	$338,029,915	$48,288,086

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short Term Fund
	Six Months Ended July 31, 2013 (Unaudited)
	Class A	Class C	Class I

Sales	4,655,708	1,604,814	6,052,763
Issued to shareholders electing to receive payments of distributions in Fund shares	109,124	597	74,025
Redemptions	(14,419,219)	(5,259,255)	(10,959,215)

Net decrease	(9,654,387)	(3,653,844)	(4,832,427)

	Year Ended January 31, 2013
	Class A	Class C	Class I

Sales	20,177,050	8,600,444	18,440,022
Issued to shareholders electing to receive payments of distributions in Fund shares	1,083,552	372,064	583,067
Redemptions	(18,427,121)	(5,051,897)	(16,186,917)

Net increase	2,833,481	3,920,611	2,836,172

38

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

Intermediate Term Fund
	Six Months Ended July 31, 2013 (Unaudited)
	Class A	Class C	Class I

Sales	1,972,612	509,920	5,319,311
Issued to shareholders electing to receive payments of distributions in Fund shares	28,248	642	27,551
Redemptions	(3,521,609)	(1,399,218)	(8,438,379)

Net decrease	(1,520,749)	(888,656)	(3,091,517)

	Year Ended January 31, 2013
	Class A	Class C	Class I

Sales	7,852,159	3,384,641	18,699,007
Issued to shareholders electing to receive payments of distributions in Fund shares	143,921	35,725	114,942
Redemptions	(4,021,803)	(675,023)	(6,567,181)

Net increase	3,974,277	2,745,343	12,246,768

Long Term Fund
	Six Months Ended July 31, 2013 (Unaudited)
	Class A	Class C	Class I

Sales	147,181	37,763	244,217
Issued to shareholders electing to receive payments of distributions in Fund shares	6,285	1,115	3,721
Redemptions	(820,067)	(172,946)	(124,370)

Net increase (decrease)	(666,601)	(134,068)	123,568

	Year Ended January 31, 2013
	Class A	Class C	Class I

Sales	1,211,724	438,357	332,944
Issued to shareholders electing to receive payments of distributions in Fund shares	98,982	24,064	26,010
Redemptions	(1,448,945)	(96,844)	(1,671,590)

Net increase (decrease)	(138,239)	365,577	(1,312,636)

At July 31, 2013, EVM owned approximately 28% of the value of the outstanding shares of Tax-Advantaged Bond Strategies Long Term Fund.

39

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Aggregate cost	$847,467,868	$341,043,240	$19,967,923

Gross unrealized appreciation	$11,868,434	$1,733,551	$100,675
Gross unrealized depreciation	(5,182,493)	(7,373,159)	(688,081)

Net unrealized appreciation (depreciation)	$6,685,941	$(5,639,608)	$(587,406)

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2013.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$843,890,529	$—	$843,890,529
Taxable Municipal Securities	—	243,680	—	243,680
Short-Term Investments	—	10,019,600	—	10,019,600

Total Investments	$—	$854,153,809	$—	$854,153,809

Intermediate Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$335,403,632	$—	$335,403,632

Total Investments	$—	$335,403,632	$—	$335,403,632

40

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

Long Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$19,380,517	$—	$19,380,517

Total Investments	$—	$19,380,517	$—	$19,380,517

The Funds held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

41

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

42

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of the following funds:

•	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
•	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
•	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

(the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including (for Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund) recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

43

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund and comparative performance data for the one-, three-, five- and ten-year periods for Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each of the Funds was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for each of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund. The Board also considered factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

44

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Cynthia J. Clemson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6096-9/13	TABS-SILTSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 12, 2013

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 12, 2013